UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Twin Oak Active Opportunities ETF
TSPX (Principal U.S. Listing Exchange: CBOE BZX Exchange, Inc.)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Twin Oak Active Opportunities ETF (the “Fund”) for the period of  June 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://twinoaketfs.com/TSPX. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Twin Oak Active Opportunities ETF	$39	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Twin Oak Active Opportunities ETF delivered a total return of 22.56% at net asset value (NAV) and 22.39% at market price. Over the same period, the Fund’s blended benchmark — 50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index — returned 17.05%, and the S&P 500 TR Index, the Fund’s broad-based securities market index, returned 29.78%. The Fund is actively managed and pursues an opportunistic strategy that allocates between equity and fixed-income exposures, adjusting those allocations as market conditions evolve. Asset allocation was the principal driver of the Fund’s results, with the Fund’s equity allocation serving as the primary contributor to return during a period of strong equity market performance. As of May 31, 2026, the Fund’s net assets were $273,353,782, with approximately 9.11 million shares outstanding, and the Fund’s net expense ratio was 0.35% after voluntary fee waivers.
WHAT FACTORS INFLUENCED PERFORMANCE
U.S. equity markets rose strongly over the period, extending the recovery that followed the spring 2025 tariff-driven decline, with gains concentrated in large-capitalization technology companies. The Federal Reserve reduced the federal funds rate by 25 basis points at each of its September, October, and December 2025 meetings and has held the target range unchanged since, as inflation remained above its 2% target — in part reflecting higher global energy prices associated with the conflict involving Iran — causing market expectations for further rate cuts to recede. Investment-grade fixed income posted positive but comparatively modest returns, while short-term interest rates remained elevated. The Fund’s equity allocation, which exceeded the 50% equity weighting of the blended benchmark, was the primary reason the Fund outperformed that benchmark; the same less-than-full equity allocation, combined with the Fund’s short-duration fixed-income holdings, was the primary reason the Fund trailed the all-equity S&P 500 TR Index. The Fund’s mixed allocation is not designed to fully capture broad equity market appreciation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Twin Oak Active Opportunities ETF	PAGE 1	TSR-AR-56170L653

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/20/2025)
Twin Oak Active Opportunities ETF NAV	22.56	17.42
S&P 500 TR Index	29.78	19.80
50% S&P 500 TR Index / 50% Bloomberg U.S. Aggregate Bond Index	17.05	12.53
Visit https://twinoaketfs.com/TSPX for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$273,353,782
Number of Holdings	3
Net Advisory Fee Paid	$868,422
Portfolio Turnover Rate	2%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(% of Net Assets)
Exchange Traded Funds	100.0%
Cash & Other	0.0%

Top Holdings	(% of Net Assets)
Vanguard S&P 500 ETF	78.0%
iShares Ultra Short Duration Bond Active ETF	13.2%
JPMorgan Ultra-Short Income ETF	8.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/TSPX.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Active Opportunities ETF	PAGE 2	TSR-AR-56170L653

Twin Oak Short Horizon Absolute Return ETF
TOAK (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Twin Oak Short Horizon Absolute Return ETF (the “Fund”) for the period of  June 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://twinoaketfs.com/TOAK. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Twin Oak Short Horizon Absolute Return ETF	$26	0.26%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended May 31, 2026, the Twin Oak Short Horizon Absolute Return ETF delivered a total return of 3.85% at NAV (3.75% at market price), consistent with the Fund’s objective of providing capital appreciation with low price volatility. The Fund’s 52-week NAV range of $27.71 to $28.78 reflects continued stability, with returns accruing in a steady, incremental pattern across the fiscal year. Performance was driven primarily by the Fund’s actively managed, defined risk options strategy, which utilizes long calls, long puts, and debit spread positions in FLEX Options referencing the SPDR S&P 500 ETF Trust, each with maturities of less than one year and designed to limit maximum loss on each position to the premium invested. As of May 31, 2026, the Fund’s net assets were $90,354,077 with approximately 3.14 million shares outstanding, and the Fund’s net operating expense ratio was maintained at 0.25%, not including interest of 0.01%, through a contractual fee reduction agreement extending through September 30, 2027.
WHAT FACTORS INFLUENCED PERFORMANCE
The interest rate environment shifted from monetary easing to an extended pause during the fiscal year. The Federal Reserve reduced the federal funds rate by 25 basis points at each of its September, October, and December 2025 meetings, bringing the target range from 4.25%–4.50% to 3.50%–3.75%, and has held rates unchanged since, as inflation remained above its 2% target, in part reflecting increases in global energy prices associated with the conflict in the Middle East. Equity markets experienced meaningful volatility, including a drawdown in March 2026 followed by a sharp recovery. The Fund’s short duration profile, maintaining exposure between zero and one year, minimized sensitivity to shifting rate expectations, while its defined risk options structure enabled the Fund to maintain NAV stability through the equity market’s drawdown and recovery cycle. The strategy sought to generate returns independent of directional equity and interest rate movements, and is not designed to capture broader equity market appreciation.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Twin Oak Short Horizon Absolute Return ETF	PAGE 1	TSR-AR-56170L661

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/19/2024)
Twin Oak Short Horizon Absolute Return ETF NAV	3.85	4.05
Bloomberg U.S. Aggregate Bond Index	5.13	3.22
Bloomberg U.S. Treasury Bills: 1-3 Months Index	4.01	4.30
Visit https://twinoaketfs.com/TOAK for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$90,354,077
Number of Holdings	2
Net Advisory Fee Paid	$137,063
Portfolio Turnover Rate	0%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Top Holdings	(% of Net Assets)
State Street SPDR S&P 500 ETF Trust Call Options	74.1%
State Street SPDR S&P 500 ETF Trust Put Options	25.8%
Cash & Cash Equivalents	0.1%

Credit Breakdown[1]	(% of Net Assets)
AA	99.9%
Cash & Cash Equivalents	0.1%
1	The Fund’s portfolio is comprised of FLEX Options. The rating listed represents the counterparty rating for those positions as assigned by S&P Global.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://twinoaketfs.com/TOAK.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Twin Oak Short Horizon Absolute Return ETF	PAGE 2	TSR-AR-56170L661

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2026	FYE 5/31/2025
Audit Fees	$28,000	$27,000
Audit-Related Fees	N/A	N/A
Tax Fees	$7,400	$7,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Twin Oak ETFs:

	FYE 5/31/2026	FYE 5/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2026	FYE 5/31/2025
Registrant	$7,400	$7,000
Registrant’s Investment Adviser	$2,100	$2,510

The audit committee of the Board of Trustees has considered whether the provision of non-audit services to be rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Gaylord B. Lyman, Scott Craven Jones, Lawrence T. Greenberg, and James R. Schoenike.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Twin Oak ETFs
Twin Oak Active Opportunities ETF (TSPX)
Twin Oak Short Horizon Absolute Return ETF (TOAK)
Core Financial Statements
May 31, 2026

TWIN OAK ACTIVE OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Shares	Value
EXCHANGE TRADED FUNDS - 100.0%(a)
iShares Ultra Short Duration Bond Active ETF	710,454	$35,948,973
JPMorgan Ultra-Short Income ETF	475,331	24,061,255
Vanguard S&P 500 ETF(b)	306,613	213,246,275
TOTAL EXCHANGE TRADED FUNDS (Cost $226,340,818)		273,256,503
TOTAL INVESTMENTS - 100.0% (Cost $226,340,818)		$273,256,503
Other Assets in Excess of Liabilities - (0.0)%(c)		97,279
TOTAL NET ASSETS - 100.0%		$273,353,782

Percentages are stated as a percent of net assets.
(a)	The Fund is subject to the investment performance and risks of these underlying ETFs. A significant decline in the value of any of these ETFs could have a material adverse effect on the Fund’s NAV.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

TWIN OAK SHORT HORIZON ABSOLUTE RETURN ETF
SCHEDULE OF INVESTMENTS
May 31, 2026

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 99.9%(a)(b)(c)
Call Options - 74.1%
State Street SPDR S&P 500 ETF Trust, Expiration: 08/21/2026; Exercise Price: $20.01	$68,915,328	911	$66,992,234
Put Options - 25.8%
State Street SPDR S&P 500 ETF Trust, Expiration: 08/21/2026; Exercise Price: $1,020.01	68,915,328	911	23,271,887
TOTAL PURCHASED OPTIONS (Cost $89,794,621)			90,264,121
TOTAL INVESTMENTS - 99.9% (Cost $89,794,621)			$90,264,121
Other Assets in Excess of Liabilities - 0.1%			89,956
TOTAL NET ASSETS - 100.0%			$90,354,077

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

Twin Oak ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026

	Twin Oak Active Opportunities ETF	Twin Oak Short Horizon Absolute Return ETF
ASSETS:
Investments, at value	$ 273,256,503	$ 90,264,121
Cash - interest bearing deposit account	176,643	106,931
Interest receivable	335	166
Total assets	273,433,481	90,371,218
LIABILITIES:
Payable to advisor	79,699	17,141
Total liabilities	79,699	17,141
NET ASSETS	$ 273,353,782	$ 90,354,077
Net Assets Consist of:
Paid-in capital	$ 225,516,963	$90,070,236
Total accumulated earnings	47,836,819	283,841
Total net assets	$ 273,353,782	$ 90,354,077
Net assets	$ 273,353,782	$ 90,354,077
Shares issued and outstanding (unlimited shares authorized without par value)	9,105,000	3,140,000
Net asset value per share	$30.02	$28.78
Cost:
Investments, at cost	$226,340,818	$ 89,794,621

The accompanying notes are an integral part of these financial statements.

3

Twin Oak ETFs
STATEMENTS OF OPERATIONS
For the Year Ended May 31, 2026

	Twin Oak Active Opportunities ETF	Twin Oak Short Horizon Absolute Return ETF
INVESTMENT INCOME:
Dividend income	$4,831,367	$—
Interest income	18,792	2,937
Total investment income	4,850,159	2,937
EXPENSES:
Investment advisory fees (Note 5)	2,456,394	246,713
Interest expense	—	7,747
Total expenses	2,456,394	254,460
Fees voluntarily waived by advisor (Note 5)	(1,587,972)	—
Fees waived by advisor (Note 5)	—	(109,650)
Net expenses	868,422	144,810
Net investment income (loss)	3,981,737	(141,873)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(17,181)	(3,560,798)
In-kind transactions	—	5,669,171
Written options closed	—	(156)
Net realized gain (loss)	(17,181)	2,108,217
Net change in unrealized appreciation on:
Investments	46,612,344	45,811
Net change in unrealized appreciation	46,612,344	45,811
Net realized and unrealized gain	46,595,163	2,154,028
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,576,900	$2,012,155

The accompanying notes are an integral part of these financial statements.

4

Twin Oak ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Twin Oak Active Opportunities ETF		Twin Oak Short Horizon Absolute Return ETF
	Year Ended May 31, 2026	Period Ended May 31, 2025(a)	Year Ended May 31, 2026	Period Ended May 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,981,737	$2,462,770	$(141,873)	$(60,223)
Net realized gain (loss)	(17,181)	(17,967,364)	2,108,217	304,105
Net change in unrealized appreciation	46,612,344	303,341	45,811	423,689
Net increase (decrease) in net assets from operations	50,576,900	(15,201,253)	2,012,155	667,571
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,354,448)	—	—	—
Total distributions to shareholders	(5,354,448)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold	3,045,113	266,284,392	207,323,515	60,707,264
Shares sold in connection with in-kind contribution (Note 9)	—	449,149,775	—	—
Shares redeemed	—	(475,146,697)	(156,389,727)	(23,966,701)
Net increase in net assets from capital transactions	3,045,113	240,287,470	50,933,788	36,740,563
Net increase in net assets	48,267,565	225,086,217	52,945,943	37,408,134
NET ASSETS:
Beginning of the year (period)	225,086,217	—	37,408,134	—
End of the year (period)	$ 273,353,782	$225,086,217	$90,354,077	$37,408,134
SHARES TRANSACTIONS
Shares sold	110,000	11,095,000	7,330,000	2,230,000
Shares sold in connection with in-kind contribution (Note 9)	—	17,970,000	—	—
Shares redeemed	—	(20,070,000)	(5,540,000)	(880,000)
Total increase in shares outstanding	110,000	8,995,000	1,790,000	1,350,000

(a)	The Fund commenced operations on February 20, 2025.
(b)	The Fund commenced operations on was August 19, 2024.
The accompanying notes are an integral part of these financial statements.

5

TWIN OAK ACTIVE OPPORTUNITIES ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year (period)

	Year Ended May 31, 2026	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$25.02	$24.99
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.44	0.17
Net realized and unrealized gain (loss) on investments	5.16	(0.14)
Total from investment operations	5.60	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	—
Total distributions	(0.60)	—
Net asset value, end of year (period)	$30.02	$25.02
Total return(d)	22.56%	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$273,354	$225,086
Ratio of expenses to average net assets:
Before fees waived(e)(f)	0.99%	0.99%
After fees waived(e)(f)(g)	0.35%	0.35%
Ratio of net investment income to average net assets(e)(f)	1.60%	2.62%
Portfolio turnover rate(d)(h)	2%	73%

(a)	Commencement of operations was February 20, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year (period).
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(g)	Ratio includes 0.64% voluntary waiver of advisor fees.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

TWIN OAK SHORT HORIZON ABSOLUTE RETURN ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year (period)

	Year Ended May 31, 2026	Period Ended May 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of year (period)	$27.71	$26.81
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)	(0.08)
Net realized and unrealized gain on investments	1.14	0.98
Total from investment operations	1.07	0.90
Net asset value, end of year (period)	$28.78	$27.71
Total return	3.85%	3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$90,354	$37,408
Ratio of expenses to average net assets:
Before fees waived(d)(e)	0.46%	0.59%
After fees waived(d)(e)	0.26%	0.39%
Ratio of interest expense to average net assets(e)	0.01%	0.14%
Ratio of operational expenses to average net assets excluding interest expense(d)	0.25%	0.25%
Ratio of net investment loss to average net assets(d)	(0.26)%	(0.38)%
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations was August 19, 2024.
(b)	Net investment loss per share has been calculated based on average shares outstanding during the year (period).
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Includes investment-related expenses not covered by the Fund’s unified management fee agreement. The interest expense had an impact of 0.01% and 0.14%, respectively, on the Fund’s expense ratio for the year ended May 31, 2026 and the period ended May 31, 2025. See Note 5.

(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026
NOTE 1 – ORGANIZATION
The Twin Oak Active Opportunities ETF (the “Active Opportunities ETF”) and the Twin Oak Short Horizon Absolute Return ETF (the “Short Horizon ETF”) (each, a “Fund,” and collectively, the “Funds”) are each a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Active Opportunities ETF is classified as a non-diversified open-end investment management company under the 1940 Act and commenced operations on February 20, 2025. The Short Horizon ETF is classified as a diversified open-end investment management company under the 1940 Act and commenced operations on August 19, 2024. Twin Oak ETF Company (the “Advisor”) serves as the investment advisor to the Funds. The Advisor has engaged Exchange Traded Concepts, LLC as sub-advisor to provide trading services as well as proxy voting and other non-portfolio management services to the Funds. The Active Opportunities ETF seeks long-term capital appreciation. The Short Horizon ETF seeks capital appreciation with low price volatility.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Funds for the current fiscal year and the prior fiscal period are open for examination. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Delaware.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended May 31, 2026, the Funds did not incur any interest or penalties.
C.
Securities Transactions, Income, Expenses, and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method. Each Fund is charged a unitary management fee on an accrual basis. All other expenses, besides those mentioned in Note 5 are paid by the Advisor.

The Funds distribute substantially all of their net investment income, and realized gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

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TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Funds do not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of May 31, 2026, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional adjustments or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Option Contracts. The Short Horizon ETF’s investment strategies make use of over-the-counter options (“OTC Options”), FLexible EXchange® Options (“FLEX Options”) or a combination. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options will generally be valued at the theoretical model-based price provided by CBOE at the official close of the exchange for the trading date.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

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TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Funds’ securities as of May 31, 2026:
Active Opportunities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$273,256,503	$—	$—	$273,256,503
Total Investments	$273,256,503	$—	$—	$273,256,503

Short Horizon ETF

	Level 1	Level 2	Level 3	Total
Investments:
Purchased Options	$—	$90,264,121	$—	$90,264,121
Total Investments	$—	$90,264,121	$—	$90,264,121

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – DERIVATIVES
As a principal investment strategy, the Short Horizon ETF invests in defined risk options. Defined risk options are options for which the maximum loss for any option during each expiry period is no more than the premium invested to enter the option position. The Short Horizon ETF purchases and sells option contracts. The Advisor intends to limit the Fund’s investments in options in order for the Short Horizon ETF to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act.
Options held by the Short Horizon ETF include options on domestic equity securities of any market capitalization, options on ETFs that primarily invest in domestic equity securities of any market capitalization, individual equity securities of any market capitalization, and options on equity indices of any market capitalization. The Short Horizon ETF may also hold direct investments in the assets underlying the options as part of the redemption process with authorized participants. The minimum expiry date of an option is zero days and the maximum expiry date is one year.
Call Options. Purchasing a call option gives the Short Horizon ETF the right to purchase shares of the reference asset at a specified price (“strike price”) until a specified date (“expiration date”) (“American-style options”) or at the expiration date (“European-style options”). The buyer of the call option pays an amount (“Premium”) for buying the option. In the event the reference asset appreciates above the strike price, the Fund can exercise the option and receive the reference asset (for physically settled options) or receive the difference between the value of the reference asset and the strike price (for cash settled options). In the event the reference asset closes below the strike price, the call option may end up worthless. In such a case, the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.
Put Options. Purchasing a put option gives the Short Horizon ETF the right to sell shares of a reference asset at a strike price until the expiration date (“American-style options”) or at the expiration date (“European-style options”). The buyer of the put option pays a Premium for buying the option. In the event the reference asset declines in value below the strike price and the Fund exercises its put option, the Fund will be entitled to sell the reference asset at the strike price by delivering the reference asset (for physically settled options) or receive the difference between the strike price and the value of the reference asset (for cash settled options). In the event the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund’s loss at the time of the option’s expiration is limited to the amount of Premium it paid.
Option contracts can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or reference assets, or the

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TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Fund’s other investments. Although the value of option contracts depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with option contracts that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leverage risk, interest rate risk, and counterparty credit risk. A small position in option contracts could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange.
The following is a summary of the derivative instruments for the Short Horizon ETF as of May 31, 2026, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at Value
Exchange-traded asset derivatives - Equity Contracts	$90,264,121[1]

[1]	Represents purchased options at value.
Transactions in the derivative instruments for the Short Horizon ETF during the fiscal year ended May 31, 2026, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[1]
Equity Contracts	$(3,560,800)
In-kind Transactions	$5,669,171
Written options closed	$(156)

Net Change in Unrealized Appreciation on:	Investments[1]
Equity Contracts	$45,811

[1]	Represents realized gain (loss) and change in unrealized appreciation for purchased options during the year.
The monthly average market value of purchased options during the fiscal year ended May 31, 2026 was $56,076,230.
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended May 31, 2026, the Advisor provided the Funds with investment management services under an Investment Advisory Agreement. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.99% of the average daily net assets of the Active Opportunities ETF and 0.45% of the average daily net assets of the Short Horizon ETF. For the year ended May 31, 2026, the Active Opportunities ETF incurred $2,456,394 in advisory fees and the Short Horizon ETF incurred $246,713 in advisory fees. Pursuant to the fee waiver agreement between the Advisor and the Short Horizon ETF, the Advisor has agreed to reduce the unified management fee from 0.45% to 0.25% for the Short Horizon ETF through at least September 30, 2027 unless terminated sooner by, or with consent of the Board. The Advisor has also voluntarily agreed to reduce the unified management fee for the Active Opportunities ETF from 0.99% to 0.35% of the Fund’s average daily net assets. The voluntary management fee waiver for the Active Opportunities ETF may be discontinued at any time and shareholders will be given 30 days’ written notice in the event the waiver is discontinued. For the year ended May 31, 2026, the Advisor waived $1,587,972 and $109,650 in management fees for the Active Opportunities and Short Horizon ETFs, respectively. Advisory fees payable at May 31, 2026 for the Active Opportunities ETF and Short Horizon ETF were $79,699 and $17,141, respectively. The Advisor has hired Exchange Traded Concepts, LLC as a sub-advisor to the Funds. The Advisor pays the Sub-Advisor a fee for the Funds from its own assets and these fees are not an additional expense of the Funds.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, legal or other expenses in connection with any arbitration or litigation, extraordinary expenses, shareholder service fees and expenses, distribution fees and

11

TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-l under the 1940 Act, interest and taxes of any kind or nature, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator under a Fund Administration Servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds and provides Chief Compliance Officer services to the Funds. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian.
PINE Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Shares of the Funds (“Shares”) are continuously offered for sale by the Distributor only in Creation Units (defined below). The Distributor will not distribute Shares in amounts less than a Creation Unit (defined below) and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Funds for serving in such capacities.
NOTE 6 – SECURITIES TRANSACTIONS
For the year ended May 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding
U.S. Government securities, short-term securities and in-kind transactions, for the Funds were as follows:

	Purchases	Sales
Active Opportunities ETF	$4,398,624	$5,356,180
Short Horizon ETF	$—	$—

For the year ended May 31, 2026, the cost of purchases and proceeds from sales of in-kind securities for the Funds were as follows:

	Purchases	Sales
Active Opportunities ETF	$3,024,564	$—
Short Horizon ETF	$—	$ —

There were no purchases or sales of government securities during the year ended May 31, 2026.
NOTE 7 – CREATION AND REDEMPTION TRANSACTIONS
Each Fund offers and issues Shares at its NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Funds generally offer and issue Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Securities. Only Authorized Participants (“APs”) may acquire Shares directly from a Fund, and only APs may tender their Shares for redemption directly to a Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Shares of the Short Horizon ETF are listed on the NYSE Arca, Inc. and Shares of the Active Opportunities ETF are listed on the Cboe BZX Exchange, Inc. (each, an “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. The NAV of Shares is calculated each business day as of the scheduled close of regular trading on the Exchange, generally 4:00 p.m., Eastern time. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of each Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

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TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. There is a standard fixed creation transaction fee of $300 for each Fund, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to the applicable Fund, of up to the maximum percentage of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of May 31, 2026, the components of accumulated earnings/(losses) on a tax basis for the Active Opportunities ETF and Short Horizon ETF were as follows:

	Active Opportunities ETF	Short Horizon ETF
Cost of investments(a)	$226,130,705	$89,794,621
Gross unrealized appreciation	47,127,996	8,137,089
Gross unrealized depreciation	(2,198)	(7,667,589)
Net unrealized appreciation	47,125,798	469,500
Undistributed ordinary income	1,090,059	—
Undistributed long-term capital gain	—	—
Total distributable earnings	1,090,059	—
Other accumulated gains/(losses)	(379,038)	(185,659)
Total accumulated earnings	$47,836,819	$283,841

(a)
The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and the difference between book and tax costs of lots used to seed the portfolio in-kind.

As of May 31, 2026, the Active Opportunities ETF and Short Horizon ETF had short-term capital losses in the amount of $166,727 and $0, respectively, with no expiration to offset future capital gains.
At May 31, 2026, the Short Horizon ETF deferred, on a tax basis, post-October losses of $185,659.
For the fiscal year ended May 31, 2026, the effect of permanent “book/tax” reclassifications relating to redemptions in-kind and net operating loss (after in-kind); resulted in increases and decreases to components of the Funds’ net assets as follows:

	Distributable Earnings/ Accumulated Deficit	Paid in Capital
Active Opportunities ETF	$12,471	$(12,471)
Short Horizon ETF	$(2,108,212)	$2,108,212

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TWIN OAK ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
The tax character of distributions paid by the Active Opportunities ETF during the year ended May 31, 2026, and the period ended May 31, 2025 were as follows:

	Year Ended May 31, 2026	Period Ended May 31, 2025
Active Opportunities ETF
Ordinary income	$5,354,448	$ —

The Short Horizon ETF did not pay any distributions during the fiscal year ended May 31, 2026, and the period ended May 31, 2025.
NOTE 9 – IN-KIND CONTRIBUTIONS
As part of the commencement of operations on February 20, 2025, certain securities were exchanged, at fair value, as in-kind transfers to the Active Opportunities ETF. The securities were recorded at their current value to align the Active Opportunities ETF’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code. For tax purposes, the historical cost of the contributed investments was $248,999,983, with unrealized appreciation of $200,149,792, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $449,149,775. The Active Opportunities ETF elected to establish the fair value of the securities on the date of contribution as their cost basis for financial reporting purposes. As a result of the in-kind contribution, the Active Opportunities ETF issued 17,970,000 shares at $24.99 per share net asset value.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Funds enter contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 11 – SEGMENT REPORTING
Each Fund operates as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CEO of the Advisor. This individual serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 12 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no known individual shareholder has a position which exceeds 25% of the voting securities of the Short Horizon ETF, there are shareholders who are affiliated with the Advisor. As of May 31, 2026, the Advisor and investors who are affiliated with the Advisor, when aggregated, owned approximately 51.8% of the voting securities of the Short Horizon ETF. As of
May 31, 2026, the Advisor did not hold any shares of the Active Opportunities ETF. No affiliate of the Advisor exceeded 5% ownership of the voting securities of the Active Opportunities ETF.
NOTE 13 – ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.

14

Twin Oak ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of Twin Oak Active Opportunities ETF and
Twin Oak Short Horizon Absolute Return ETF and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Twin Oak ETFs comprising the funds listed below (the “Funds”), each a series of Manager Directed Portfolios, as of May 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Twin Oak Active Opportunities ETF	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period February 20, 2025 (commencement of operations) through May 31, 2025
Twin Oak Short Horizon Absolute Return ETF	For the year ended May 31, 2026	For the year ended May 31, 2026 and for the period August 19, 2024 (commencement of operations) through May 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Twin Oak ETF Company investment companies since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2026

15

TWIN OAK ETFs
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited)
Approval of Investment Advisory Agreement and Sub-Advisory Agreement for Twin Oak Active Opportunities ETF and Twin Oak Short Horizon Absolute Return ETF
The Board of Trustees (the “Board” or the “Trustees”) of Manager Directed Portfolios (the “Trust”) met on May 27, 2026 to consider the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Twin Oak Active Opportunities ETF (the “Active Opportunities ETF”) and the Twin Oak Short Horizon Absolute Return ETF (the “Short Horizon ETF”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and the Funds’ investment adviser, Twin Oak ETF Company (“Twin Oak” or the “Adviser”). The Board also considered the renewal of the Sub-Advisory Agreement between Twin Oak and Exchange Traded Concepts, LLC (“ETC”), the Funds’ sub-adviser.
The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on April 30, 2026 to discuss the renewal of the Advisory Agreement and the Sub-Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement and Sub-Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement and Sub-Advisory Agreement, comparative performance information, Twin Oak’s and ETC’s Form ADV Part 1A, due diligence materials provided by Twin Oak and ETC, including information regarding each firm’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by each Fund under the Advisory Agreement and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and Sub-Advisory Agreement and the information provided. The Trustees noted that they had met with a representative of Twin Oak at the May meeting to discuss Twin Oak’s investment strategy for each Fund, each Fund’s performance, updates about the Adviser’s business and personnel and other matters. The Board also took into account information reviewed periodically throughout the year regarding the services provided by the Adviser and ETC, the performance of each Fund, trading information, Fund expenses, asset flows, compliance matters and other information deemed relevant.
Based on their evaluation of the information provided as part of the April and May meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement and the Sub-Advisory Agreement, each for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and the Sub-Advisory Agreement.
1. Nature, Extent and Quality of Services Provided to the Funds
The Trustees considered the nature, extent and quality of services provided by the Adviser under the Advisory Agreement, including portfolio management, research, security selection, compliance monitoring, marketing, ETF-related services and oversight of ETC as trading sub-adviser. The Trustees also considered the nature, extent and quality of services provided by ETC, including trading and proxy voting. The Trustees considered the qualifications and experience of key personnel at the Adviser and ETC who are involved in the day-to-day activities of the Funds.
The Board also considered the Adviser’s and ETC’s compliance programs and the reports from the Trust’s Chief Compliance Officer and the Adviser’s Chief Compliance Officer regarding their review of the Adviser’s and ETC’s compliance programs, respectively.  The Board also considered its previous experience with the Adviser and ETC providing investment management and trading services, respectively, to the Funds. The Trustees considered the information provided by the Adviser and ETC in response to the due diligence questionnaires and as part of their meetings with the Adviser.
The Trustees concluded that the nature, extent and quality of services provided to the Funds by Twin Oak and ETC were appropriate and that each Fund was likely to continue to benefit from the services provided by Twin Oak and ETC under the Advisory Agreement and Sub-Advisory Agreement, respectively.

16

TWIN OAK ETFs
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited)(Continued)
2. Investment Performance of the Funds
Active Opportunities ETF. The Trustees considered the performance of the Fund for the one-year and since-inception periods ended March 31, 2026 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE Research Network (“FUSE”), an independent third-party analytics firm, and (3) a performance universe of other actively managed moderate allocation ETFs with similar pricing features.
The Trustees noted that the Fund outperformed its blended benchmark of 50% S&P 500 Index and 50% Bloomberg US Aggregate Bond Index and the peer group average for the one-year and since-inception periods.
Short Horizon ETF. The Trustees considered the performance of the Fund for the one-year and since-inception periods ended March 31, 2026 on an absolute basis and in comparison to (1) the Fund’s benchmark index, (2) a peer group of funds constructed using Morningstar, Inc. data and presented by FUSE, and (3) a performance universe of other actively managed ultrashort bond ETFs with similar pricing features.
The Trustees noted that the Fund underperformed the broad-based benchmark (Bloomberg U.S. Aggregate Bond Index) and the peer group average for the one-year period, outperformed the benchmark for the since-inception period and underperformed the peer group average for the since-inception period.
The Board considered that each Fund had less than two years of performance, which was a short period of time over which to evaluate a Fund’s performance. The Trustees concluded that each Fund’s performance was satisfactory and that each Fund and its shareholders were likely to benefit from Twin Oak’s continued management.
3. Advisory Fees and Expenses
The Trustees considered each Fund’s advisory fee rate and expense ratio relative to those of peer funds in the respective FUSE peer group. The Trustees considered that the Adviser charges a unitary management fee pursuant to which it has agreed to pay all expenses incurred by each Fund, except for the unitary management fee payable to the Adviser and certain excluded expenses.
The Trustees noted that the Active Opportunities ETF’s advisory fee rate was above the peer group median and the Fund’s total expense ratio was below the peer group median. The Trustees noted that Twin Oak voluntarily waives a portion of its advisory fee for the Active Opportunities ETF. The Trustees noted that the Short Horizon ETF’s advisory fee rate was above the peer group median and the Fund’s total expense ratio was equal to the peer group median. The Board noted that, pursuant to a fee waiver agreement between the Trust and the Adviser, on behalf of the Short Horizon ETF, the Adviser has agreed to waive a portion of its advisory fee for the Short Horizon ETF. The Trustees noted that Twin Oak does not manage any accounts that are comparable to the Funds.
The Trustees concluded that each Fund’s expenses and the management fee paid to Twin Oak were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to each Fund by Twin Oak.
The Trustees considered the sub-advisory fee paid to ETC by the Adviser for the services provided as the Funds’ trading sub-adviser. The Trustees noted that the sub-advisory fee is paid by the Adviser, not the Funds. The Trustees concluded that the sub-advisory fee paid to ETC by the Adviser was reasonable.
4. Costs of Services Provided and Profits Realized by the Adviser
The Trustees considered Twin Oak’s financial condition and resources available to the firm. The Trustees concluded that Twin Oak has sufficient financial resources to support its services to each Fund.
The Trustees considered a profitability analysis prepared by Twin Oak based on the fees payable under the Advisory Agreement. The Trustees concluded that Twin Oak’s level of profitability from its relationship with the Active Opportunities ETF was reasonable.
Given that Twin Oak had not yet generated profits from the Short Horizon ETF, the Trustees did not consider profitability to be a material factor for this Fund.

17

TWIN OAK ETFs
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT (Unaudited)(Continued)
5. Economies of Scale
The Trustees noted that the management fee for each Fund did not contain any breakpoint reductions as the Funds’ assets grow in size. The Trustees considered Twin Oak’s agreement to waive a portion of its management fee for the Short Horizon ETF and its voluntary fee waiver for the Active Opportunities ETF. With respect to the Active Opportunities ETF, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between Twin Oak and the Fund at the Fund’s current asset level. With respect to the Short Horizon ETF, the Trustees did not consider economies of scale to be a material factor given the current asset size of the Fund.
6. Benefits Derived from the Relationship with the Funds
Based on the information presented, the Trustees did not consider any direct or indirect benefits that could be realized by Twin Oak or ETC from their association with the Funds to be material factors.
Conclusion
In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and Sub-Advisory Agreement for an additional one-year term as being in the best interests of each Fund and its shareholders.

18

Twin Oak ETFs
ADDITIONAL INFORMATION
at May 31, 2026 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Active Opportunities ETF	37.29%
Short Horizon ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2026, was as follows:

Active Opportunities ETF	9.62%
Short Horizon ETF	0.00%

19

Twin Oak ETFs
ADDITIONAL INFORMATION
at May 31, 2026 (Unaudited)(Continued)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.
See above.

20

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	August 4, 2026

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	August 4, 2026

* Print the name and title of each signing officer under his or her signature.